Virtus Duff & Phelps Select MLP and Energy Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated February 3, 2020 to the Summary and

Statutory Prospectuses dated February 28, 2019, as supplemented

Important Notice to Investors

Effective February 1, 2020, the disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus is hereby replaced in its entirety with the following:

>	Rodney C. Clayton, CFA, Managing Director and Portfolio Manager at Duff & Phelps. Mr. Clayton has served as a Portfolio Manager of the fund since February 2020.

>	David D. Grumhaus, Jr, Co-Chief Investment Officer, Senior Portfolio Manager and Head of Infrastructure Group of Duff & Phelps. Mr. Grumhaus has served as a Portfolio Manager of the fund since inception in September 2015.

In the section “Portfolio Management” beginning on page on page 41 of the Fund’s statutory prospectus, the table under the subheading “Duff & Phelps” is hereby replaced with the following:

Virtus Duff & Phelps Select MLP and Energy Fund	Rodney C. Clayton, CFA (since February 2020) David D. Grumhaus, Jr. (since September 2015)

The portfolio manager biographies under the referenced table are hereby amended by removing the reference to Charles Georgas and by adding the following information for Mr. Clayton:

Rodney C. Clayton, CFA. Mr. Clayton serves as Managing Director and Portfolio Manager for MLPs and Infrastructure at Duff & Phelps. Prior to joining Duff & Phelps in April 2016, Mr. Clayton was a senior manager due diligence analyst at UBS Financial Services focusing on MLP and equity income strategies (2013 to 2016); and served as an equity research analyst at J.P. Morgan Securities covering the Exploration & Production, Engineering & Construction, and Environmental Services industries (2004 to 2013).

All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks remains unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

VAST 8034/DPIMSM&E PM Change (2/2020)

Virtus Duff & Phelps Select MLP and Energy Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated February 3, 2020 to the Statement of Additional Information (“SAI”)

dated February 28, 2019, as supplemented

Important Notice to Investors

Effective February 1, 2020, the disclosure for the Fund in the table under “Portfolio Managers” on page 86 of the SAI is hereby amended by removing the reference to Charles Georgas and adding Rodney Clayton, CFA, as a Portfolio Manager of the Fund.

The disclosure in the table under “Other Accounts Managed (No Performance-Based Fees)” on page 86 of the SAI is hereby amended by removing the reference to Mr. Georgas and adding a new row showing the following information for Mr. Clayton and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Rodney C. Clayton *	0	$0	0	$0	0	$0

*As of December 31, 2019.

The disclosure in the table under “Portfolio Manager Fund Ownership” on page 88 of the SAI is hereby amended by removing the reference to Mr. Georgas and adding a new row showing the following information for Mr. Clayton and an associated footnote:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Value of Financial Exposure Through Similar Strategies	Total Ownership/ Financial Exposure
Rodney C. Clayton *	Select MLP and Energy Fund	$1-$10,000	None	$1-$10,000

*As of December 31, 2019.

Investors should retain this supplement with the SAI for future reference.

VAST 8034B/ DPIMSM&E PM Change (2/2020)